SCHEDULE OF SHARE BASED COMPENSATION FOR OPTIONS GRANTED (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Expected life	3 years 8 months 8 days	3 years 3 months 18 days
Dividend yield	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	110.00%	134.00%
Risk-free interest rate	2.68%	3.28%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	115.00%	174.00%
Risk-free interest rate	3.52%	4.20%